Severance - Additional Information (Detail) - Selling and Administrative Expenses - Employee Severance $ in Thousands	12 Months Ended
Apr. 27, 2019 USD ($)
Restructuring Cost and Reserve [Line Items]
New labor model implemented date	Feb. 13, 2018
Restructuring cost	$ 16,212